Leases - Future Minimum Maturity Revenues (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	$ 133,443
2022 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	47,051
2023 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	39,170
2024 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	25,929
2025 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	19,418
2026 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	$ 1,875